Share-Based Compensation	12 Months Ended
Dec. 28, 2014
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

2014 Incentive Plan

        Effective September 23, 2014, and in connection with the IPO, SFSI adopted the Smart & Final Stores, Inc. 2014 Stock Incentive Plan (the "2014 Incentive Plan"), which provides for the issuance of equity-based incentive awards not to exceed 5,500,000 shares of Common Stock to eligible employees, consultants and non-employee directors in the form of stock options, restricted stock, other stock-based awards and performance-based cash awards. In addition, a number of shares of Common Stock equal to the number of shares of Common Stock underlying stock options that were previously issued under the 2012 Incentive Plan (as defined below) and that expire, terminate or are cancelled for any reason without being exercised in full will be available for issuance under the 2014 Incentive Plan.

        Effective September 23, 2014, SFSI's board of directors and the Compensation Committee granted 458,645 shares of restricted stock to eligible employees under the 2014 Incentive Plan. These grants were awards with time-based vesting terms, and generally vest over four years, subject to continuous employment. The grant date fair value was $12.00 per share of restricted stock based on the price of Common Stock sold in the IPO.

        Effective September 23, 2014, SFSI's board of directors and the Compensation Committee also granted stock options to purchase up to a total of 1,543,592 shares of Common Stock to certain management employees and non-employee directors under the 2014 Incentive Plan. The stock options have time-based vesting terms. These stock options collectively with the stock options to purchase up to 6,335,550 shares of Common Stock described below under "2012 Incentive Plan," are referred to herein as the "Time-Based Options." Of the Time-Based Options granted on September 23, 2014, stock options to purchase up to 638,889 shares of Common Stock vest over a five-year period from the grant date, with 10% vesting on the first and second anniversaries of the grant date, 20% vesting on the third and fourth anniversaries of the grant date and 40% vesting on the fifth anniversary of the grant date, and stock options to purchase up to 524,999 shares of Common Stock vest over a five-year period from the grant date with 20% vesting at the end of each year. The remaining Time-Based Options granted (to purchase up to 379,704 shares of Common Stock) vest over a four-year period from the grant date with 25% vesting at the end of each year. All of the Time-Based Options granted have a 10-year term and are subject to continuous employment or service.

        On September 22, 2014, stock options to purchase up to 821,370 shares of Common Stock previously granted on May 30, 2014 and June 6, 2014 under the 2012 Incentive Plan were cancelled and new grants of stock options to purchase up to 598,987 shares of Common Stock and 222,383 shares of restricted stock were granted to the same individuals under the 2014 Incentive Plan. These grants were awards with time-based vesting terms, and vest over various years from grant date with various percentages vesting at the end of each anniversary of the original grant dates through May 30, 2019. These grants under the 2014 Incentive Plan are in addition to the aforementioned grants of 458,645 shares of restricted stock and aforementioned grants of stock options to purchase up to 1,543,592 shares of Common Stock.

        The following table summarizes the restricted stock award activity under the 2014 Incentive Plan for the year ended December 28, 2014:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 29, 2013	—	—
Granted	681,028	$12.00
Forfeited	—	—
Vested	—	—

Outstanding at December 28, 2014	681,028	$12.00

Exercisable at December 28, 2014	—	—

        The Company recorded share-based compensation expense related to the restricted stock awards of approximately $0.9 million for the year ended December 28, 2014. As of December 28, 2014, the unrecognized compensation cost was $5.9 million and related weighted-average period over which Time-Based Option expense was expected to be recognized was approximately 2.45 years.

        The following table summarizes the Time-Based Option activity under the 2014 Incentive Plan for the year ended December 28, 2014, dollars in thousands except weighted average exercise price:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 29, 2013	—	$—
Granted	2,142,579	12.00
Forfeited	(11,111)	12.00
Exercised	—	—
Expired	—	—

Outstanding at December 28, 2014	2,131,468	$12.00	9.75 years	$7,246

Exercisable at December 28, 2014	—	—	—	—

Vested and expected to vest after December 28, 2014	2,029,863	$12.00	9.71 years	$6,902

        Aggregate intrinsic value represents the difference between the closing stock price of our common stock and the exercise price of outstanding, in-the-money options. Our closing stock price as reported on NYSE as of December 28, 2014 was $15.40.

        The fair value of the Time-Based Options was estimated on the date of grant using the Black-Scholes-Merton option-pricing model based on the assumptions in the following table:

Fiscal Year 2014
Dividend yield	0%
Expected volatility	33.47%
Risk-free interest rates	2.09%
Expected terms	6.59 years
Weighted-average fair value of options granted	$4.54

        The expected volatility for all Time-Based Options was based on utilizing comparable peer group share price volatility adjusted for the Company's debt to equity leverage, including the effect of the Ares Acquisition. The risk-free interest rate was based on the traded zero-coupon U.S. Treasury bond with a term equal to the grant's expected life. The term of the Time-Based Options was derived based on the "simplified method" calculation. The simplified method allows companies that do not have sufficient historical experience to provide a reasonable basis for an estimate to instead estimate the expected term of a "plain vanilla" option by averaging the time to vesting and the full term of the option. ("Plain vanilla" options are options with the following characteristics: (1) the options are granted at-the-money; (2) exercisability is conditional only upon performing service through the vesting date; (3) if an employee terminates service prior to vesting, the employee would forfeit the options; (4) if an employee terminates service after vesting, the employee would have a limited time to exercise the options; and (5) the options are nontransferable and non-hedgeable.) The Company periodically evaluates the applicability of using the simplified method with respect to the characteristics noted above with respect to its options and will continue to do so as the Company gains historical experience. The estimated forfeiture rate of 5.0% was based on projected forfeitures primarily based on the historical experience of the Company. As of December 28, 2014, a total of options to purchase up to 11,111 shares of Common Stock related to the September 23, 2014 grants have been forfeited.

        The Company recorded share-based compensation expense for Time-Based Options granted under the 2014 Incentive Plan of $1.0 million for the year ended December 28, 2014. As of December 28, 2014, the unrecognized compensation cost was $7.5 million and related weighted-average period over which Time-Based Option expense was expected to be recognized was approximately 2.70 years.

2012 Incentive Plan

        Effective November 15, 2012, SFSI adopted the SF CC Holdings, Inc. 2012 Stock Incentive Plan (the "2012 Incentive Plan"), which provides for the issuance of equity-based incentive awards not to exceed 11,400,000 shares of Common Stock. Effective upon closing of the IPO, no new awards may be granted under the 2012 Incentive Plan.

        In 2013, SFSI made grants of stock options to purchase up to a total of 5,433,620 shares of Common Stock to certain management employees and directors. During the year ended December 28, 2014, SFSI made grants of stock options to purchase up to a total of 901,930 shares of Common Stock to certain management employees.

        Of the 901,930 Time-Based Options granted in 2014 under the 2012 Incentive Plan, stock options to purchase up to 403,560 shares of Common Stock were granted with time-based vesting terms and vest over five years subject to continuous service by the participant. The remaining Time-Based Options granted under the 2012 Incentive Plan (to purchase up to 498,370 shares of Common Stock) were granted to one management employee and vest on the earliest of (a) May 30, 2017, (b) a change in control of the Company, as defined in the 2012 Incentive Plan, and (c) the earliest date on or after May 30, 2016 on which both (i) an initial public offering of SFSI has occurred and (ii) Ares no longer beneficially owns securities representing 50% or more of the total voting power of the securities of SFSI entitled to vote in the election of SFSI's board of directors, in each case, subject to continuous service by the participant through the applicable vesting date. All of the Time-Based Options granted during the year ended December 28, 2014 have a 10-year term.

        On September 22, 2014, 821,370 of the Time-Based Options granted in 2014 under the 2012 Incentive Plan were cancelled.

        The following table summarizes the Time-Based Option activity under the 2012 Incentive Plan for the years ended December 28, 2014 and December 29, 2013, dollars in thousands except weighted average exercise price:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 30, 2012	—	$—
Granted	5,433,620	6.58
Forfeited	—	—
Exercised	—	—
Expired	—	—

Outstanding at December 29, 2013	5,433,620	6.58	9.11 years
Granted	901,930	8.87
Forfeited	(159,980)	8.24
Exercised	—	—
Cancelled	(821,370)	8.78
Expired	—	—

Outstanding at December 28, 2014	5,354,200	$6.58	8.11 years	$47,224

Exercisable at December 28, 2014	2,141,680	$6.58	8.11 years	$18,890

Vested and expected to vest after December 28, 2014	5,184,141	$6.58	8.11 Years	$45,724

        Total fair value for Time-Based Options vested was $5.8 million during the year ended December 28, 2014. No options were exercised during the year ended December 28, 2014.

        The fair value of the Time-Based Options was estimated on the date of grant using the Black-Scholes-Merton option-pricing model based on the assumptions in the following table:

	Fiscal Year 2014	Fiscal Year 2013
Dividend yield	0%	0%
Expected volatility	48.59%	50.00%
Risk-free interest rates	1.35%	2.03%
Expected terms	5.86 years	10.00 years
Weighted-average fair value of options granted	$2.79	$3.05

        The expected volatility for all Time-Based Options was based on utilizing comparable peer group share price volatility adjusted for the Company's debt to equity leverage, including the effect of the Ares Acquisition. The risk-free interest rate was based on the traded zero-coupon U.S. Treasury bond with a term equal to the grant's expected life. The term of the Time-Based Options was derived based on the "simplified method" calculation. The simplified method allows companies that do not have sufficient historical experience to provide a reasonable basis for an estimate to instead estimate the expected term of a "plain vanilla" option by averaging the time to vesting and the full term of the option. The Company periodically evaluates the applicability of using the simplified method with respect to the characteristics noted above with respect to its options and will continue to do so as the Company gains historical experience. The estimated forfeiture rate of 5.0% was based on projected forfeitures primarily based on the historical experience of the Company. As of December 28, 2014, options to purchase up to a total of 16,720 shares of Common Stock related to the February 1, 2013 grant, options to purchase up to a total of 62,700 shares of Common Stock related to the May 8, 2013 grant and options to purchase up to a total of 80,560 shares of Common Stock related to January 31, 2014 grant have been forfeited.

        Under the 2012 Incentive Plan and the Company's standard form of stock option award agreement for the 2012 Incentive Plan, the Company had a right to repurchase from the participant all or a portion of the shares of Common Stock issued upon the exercise of a stock option prior to the IPO. For Common Stock issued upon exercise of such stock options granted pursuant to such standard form of stock option award agreement, if a participant's employment was terminated for cause or due to a voluntary termination for any reason, or upon the discovery that the participant engaged in detrimental activity (as defined), the repurchase price of such shares of Common Stock was the lesser of the exercise price paid by the participant to exercise the stock option and the fair market value of the Common Stock as of the date of termination or the date on which such detrimental activity occurred, as applicable. If the Company elected to exercise its repurchase rights, it was required do so within the one-year period commencing on the later of (i) the date of termination and (ii) the date on which the applicable stock option was exercised. Prior to the IPO, Time-Based Options to purchase up to 3,586,820 shares of Common Stock (out of the total Time-Based Options to purchase up to 6,335,550 shares of Common Stock) were subject to such repurchase rights. If the Company exercised such repurchase right at the lesser of the exercise price paid by the participant to exercise the stock option and the fair market value of the Common Stock as of the date of termination, the participant would receive no monetary benefit from such exercise of his or her stock option. Accordingly, as it was not assured nor probable that participants would realize any monetary benefit from the exercise of such stock options, the Company (i) did not record any share-based compensation expense for these stock options prior to the IPO and (ii) was unable to determine the time period over which share-based compensation expense would be recognized. As a result of the IPO and the related termination of various restrictions on the transfer of Common Stock, it was determined that the Company's repurchase right is no longer in effect. Accordingly, as of the consummation of the IPO, it was considered probable that the participants could realize monetary benefit from the exercise of such stock options, and the Company recorded share-based compensation expense of $5.0 million related to these option grants during the year ended December 28, 2014 (including a one-time catch-up of share-based compensation expense of $4.5 million from grant date up through the date of the IPO). As of December 28, 2014, the unrecognized compensation cost was $1.9 million and related weighted-average period over which expense for Time-Based Options granted under the 2012 Incentive Plan was expected to be recognized was approximately 1.88 years.

        The grants of Time-Based Options made pursuant to the 2012 Incentive Plan on May 30, 2014 and June 6, 2014 to purchase up to 821,370 shares of Common Stock were made to four management employees. Of these grants, stock options to purchase up to 323,000 shares were made to three management employees which were subject to the Company's repurchase right. Accordingly, the Company did not recognize share-based compensation expense related to these grants. The remaining stock options to purchase up to 498,370 shares of Common Stock were made to one management employee. The Company had a right to repurchase from such participant all or a portion of the Common Stock issued upon the exercise of such stock options in the manner described above; provided that if the participant's termination of employment was voluntary for any reason and the participant had not engaged in detrimental activity, the repurchase price was the fair market value of the Common Stock on the date of termination. The Company recognized share-based compensation expense of $0.2 million through September 22, 2014 related to these grants. On September 22, 2014, these options were cancelled.

        On May 30, 2014, the Company modified its repurchase rights related to grants of Time-Based Options under the 2012 Incentive Plan to two management employee participants to purchase up to 2,250,360 shares of Common Stock originally awarded on February 1, 2013. Pursuant to the terms of the modified award agreements, prior to the IPO, the Company had a right to repurchase from such participant all or a portion of the Common Stock issued upon the exercise of such stock options in the manner described above; provided that if the participant's termination of employment was voluntary for any reason and the participant has not engaged in detrimental activity, the repurchase price was the fair market value of the Common Stock on the date of termination. The Company recognized share-based compensation expense of $4.3 million for the year ended December 28, 2014 related to these grants. As of December 28, 2014, the unrecognized compensation cost was $4.0 million and related weighted-average period over which Time-Based Option expense was expected to be recognized was approximately 1.88 years.

        In connection with the Ares Acquisition on November 15, 2012, certain stock options to purchase shares of common stock of the Predecessor were converted into 3,625,580 stock options to purchase Common Stock (the "Rollover Options"). For Common Stock issued upon exercise of a Rollover Option, prior to the IPO, the repurchase price was the fair market value of the Common Stock on the date of termination. In the event of a participant's termination of employment for cause or upon discovery that the participant engaged in detrimental activity, if the Company elected to exercise its repurchase right, it was required to do so within a 180-day period commencing on the later of (i) the date of termination and (ii) the date on which such Rollover Option was exercised. In the event of a participant's termination of employment for any other reason, the repurchase right was required to be exercised by the Company during the 90-day period following the date of termination. On May 30, 2014, one management employee participant net settled a Rollover Option to purchase 924,730 shares of Common Stock to satisfy a portion of the required exercise price of the issued shares and to cover the minimum amount of required employee withholding taxes, resulting in the issuance of 426,170 shares of Common Stock. The Company received $0.5 million in cash proceeds from the exercise of options. The weighted-average exercise price of the Rollover Options exercised was $2.08 and the aggregate intrinsic value was $5.8 million. As of December 28, 2014, all Rollover Options were fully vested. The weighted-average exercise price of the Rollover Options was $2.26. The weighted-average remaining contractual term was 3.07 years. The aggregate intrinsic value was $35.5 million.

Predecessor Share-Based Compensation

        Effective May 31, 2007, the Predecessor established the Smart & Final Holdings Corp. Stock Incentive Plan (the "Predecessor Incentive Plan"), which provided for the issuance of share grants not to exceed 1,600,000 shares.

        Effective May 31, 2007, and in conjunction with the Apollo Acquisition, certain management employees of SFI elected to convert certain SFI options to new stock options of the Predecessor in lieu of receiving a cash payment for the excess of $22.00 over the underlying option exercise price for each respective option. The value of these respective SFI options was approximately $3.9 million and they were converted into 194,250 fully vested option shares issued under the Predecessor Incentive Plan.

        Effective May 31, 2007, certain management employees of the Predecessor elected to convert certain SFI restricted stock rights to new share rights of the Predecessor (the "Predecessor Share Rights") in lieu of receiving a cash payment of $22.00 per share held. The value of these respective SFI restricted stock rights was approximately $4.0 million and they were converted into 197,659 Predecessor Share Rights.

        Effective May 31, 2007, the Predecessor granted 888,140 option shares pursuant to the Predecessor Incentive Plan. Effective November 19, 2007, the Predecessor granted an additional 122,621 option shares pursuant to the Predecessor Incentive Plan. In 2012, 2011, 2010, 2009 and 2008, the Predecessor granted an aggregate of 71,854, 238,417, 234,192, 157,867, and 86,058 option shares, respectively. Half of these grants were awards with time-based vesting terms and the other half of these grants were awards with performance-based vesting terms.

Time-Based Vesting Stock Options

        During the period January 2, 2012 through November 14, 2012, the Predecessor granted a total of 35,927 option shares of time-based vesting stock options to employees, which vest over four years, subject to continuous employment or the realization of a liquidity event such as the sale of the Predecessor, and have a seven-year term (the "Time-Based Vesting Options"). During the year ended January 1, 2012, the Predecessor extended the termination date of all grants issued prior to March 11, 2009 to May 31, 2016. On November 7, 2012, and as a result of a change in control provision in the Predecessor Incentive Plan, the Predecessor's board of directors accelerated the vesting of its Time-Based Vesting Options. The accelerated vesting was effective immediately prior to the closing of the Ares Acquisition. Effective November 14, 2012, all Time-Based Vesting Options were fully vested and became immediately exercisable.

        The following table summarizes the Time-Based Vesting Options activity under the plan for the period January 2, 2012 through November 14, 2012:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term
Outstanding at January 2, 2012	632,546	20.32	4.98 years
Granted	35,927	24.10
Forfeitures	—	—
Exercised	—	—
Expired	—	—

Outstanding at November 14, 2012	668,473	$20.52	4.22 years

Exercisable and vested at November 14, 2012	668,473	$20.52	4.22 years

        The fair value of the Time-Based Vesting Options was estimated on the date of grant using the Black-Scholes-Merton option-pricing model based on the assumptions in the following table for the period January 2, 2012 through November 14, 2012:

January 2 Through November 14, 2012
(Predecessor)
Dividend yield	0%
Expected volatility	50%
Risk-free interest rates	0.40%
Expected terms	4.75 years
Weighted-average fair value of options granted	$10.03

        The expected volatility for options granted effective May 31, 2007, was based on the historical share price volatility of SFI adjusted for the change in the Predecessor's debt to equity leverage as a result of the Apollo Acquisition. The expected volatility for all subsequently granted options was based on utilizing comparable peer group share price volatility adjusted for the Predecessor's debt to equity leverage including the effects of the Apollo Acquisition, the Henry's Acquisition, the sale of Henry's, and certain sale and leaseback transactions. The risk-free interest rate was based on the traded zero-coupon U.S. Treasury bond with a term equal to the grant's expected life. The expected term was based on the midpoint of the vesting date and contractual term of the granted options. The Predecessor had elected to use this "simplified" method to establish the expected term due to the limited history of option exercise subsequent to the Predecessor becoming a privately held corporation. The estimated forfeiture rate of 5.0% was based on projected forfeitures primarily based on the historical experience of the Company. As of January 1, 2012, a total of 135,975 option shares related to the May 31, 2007, grant, a total of 25,819 option shares related to the November 19, 2007, grant, a total of 18,932 option shares related to the March 11, 2008, grant, a total of 24,097 option shares related to the July 18, 2008, grant, a total of 18,934 option shares related to the March 6, 2009, grant and a total of 1,721 option shares related to the September 3, 2010, grant have been forfeited. The Predecessor had adjusted the estimated forfeiture rates to 14.5%, 21.0%, 100.0%, 100.0%, 15.0% and 100.0% for these particular grants, respectively. All other stock awards granted by the Predecessor were consistent with the underlying assumption of a 5.0% forfeiture rate. On November 14, 2012, the Predecessor adjusted the estimated forfeiture rate to 14.41% for the March 6, 2009, grant, 20.71% for the November 19, 2007, grant, 14.10% for the May 31, 2007 grant and 0% on all other option grants in connection with the Ares Acquisition.

        The Predecessor recognized the related compensation expense (the estimated fair value of the stock options) over the vesting period using the accelerated recognition method. During the period January 2, 2012 through November 14, 2012, a total of $0.7 million was recognized as compensation expense related to the Time-Based Vesting Option awards. As a result of the accelerated vesting effective immediately prior to the closing of the Ares Acquisition, the Predecessor expensed the unamortized compensation expense of $1.2 million.

Performance-Based Vesting Stock Options

        During the period January 2, 2012 through November 14, 2012, the Predecessor granted a total of 35,927 option shares of performance-based vesting stock options to employees, which have a seven-year term (the "Performance-Based Vesting Options"). The Performance-Based Vesting Options vested: (a) in two equal annual installments commencing one year after meeting certain performance goals as outlined in the stock option agreements, subject to immediate vesting of any unvested installment in the event a change in control takes place after the performance goals have been met and the two-year vesting has commenced or (b) upon the realization of a liquidity event such as a sale of the Predecessor or an initial public offering wherein the performance goals as outlined in the stock option agreements were met.

        The following table below summarizes the Performance-Based Vesting Options activity under the plan for the period January 2, 2012 through November 14, 2012:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term
Outstanding at January 2, 2012	632,546	20.32	4.98 years
Granted	35,927	24.10
Forfeitures	—	—
Exercised	—	—
Expired	—	—

Outstanding at November 14, 2012	668,473	$20.52	4.22 years

Exercisable and vested at November 14, 2012	668,473	$20.52	4.22 years

        During the year ended January 1, 2012, as a result of improved performance, the Predecessor had determined that it was probable that the related performance conditions would be met and all Performance-Based Vesting Options, except for the January 1, 2012 grant, would vest in two equal annual installments subsequent to the performance condition measurement date. The Predecessor had also determined that it was probable that certain performance conditions would be met for the January 1, 2012 grant; therefore, half of the grant would vest on December 30, 2012. On November 7, 2012 and as a result of a change in control provision in the Predecessor Incentive Plan, the Predecessor's board of directors accelerated the vesting of its Performance-Based Vesting Options. The accelerated vesting was effective immediately prior to the closing of the Ares Acquisition. Effective November 14, 2012, all performance-based options were fully vested.

        The fair value of the Performance-Based Vesting Options was estimated on the date of grant using the Black-Scholes-Merton option-pricing model based on the assumptions in the following table for the period January 2, 2012 through November 14, 2012:

January 2 Through November 14, 2012
(Predecessor)
Dividend yield	0%
Expected volatility	50%
Risk-free interest rates	0.40%
Expected terms	3.92 Years
Weighted-average fair value of options granted	$9.26

        The expected volatility for all granted options was based on utilizing comparable peer group share price volatility adjusted for the Predecessor's debt to equity leverage including the effects of the Apollo Acquisition, the Henry's Acquisition, the sale of Henry's, and certain sale and elected to use this "simplified" method to establish the expected term due to the leaseback transactions. The risk-free interest rate was based on the traded zero-coupon U.S. Treasury bond with a term equal to the grant's expected life. The expected term was based on the midpoint of the vesting date and contractual term of the granted options. The Predecessor had limited history of options exercised subsequent to the Predecessor becoming a privately held corporation. During the year ended January 1, 2012, the estimated forfeiture rate for all Performance-Based Vesting Options, except for the January 1, 2012, grant, was 2% based on projected forfeitures primarily based on the historical experience of the Predecessor. The forfeiture rate for the January 1, 2012, grant was 0%. Effective November 14, 2012, the Predecessor adjusted the estimated forfeiture rate to 0% for all Performance-Based Vesting Options in connection with the Ares Acquisition.

        The Predecessor recognized the related compensation expense (equal to the estimated fair value of awards for which vesting with respect to performance conditions is considered probable) using the accelerated recognition methods. During the period January 2, 2012 through November 14, 2012, a total of $1.8 million was recognized as compensation expense.

        As a result of the accelerated vesting effective immediately prior to the closing of the Ares Acquisition, the Predecessor expensed the unamortized compensation expense of $3.4 million.